Goodwill and Other Intangible Assets (Details)	12 Months Ended
Dec. 31, 2013 tvmarkets
Impairment Testing Assumptions [Line Items]
Qualitative assessment threshold	20.00%
FCC Licenses Impairment Test Television Stations [Member]
Impairment Testing Assumptions [Line Items]
Number of television markets for which the qualitative assessment was performed	10
Discount rate	8.00%
Perpetual nominal growth rate	2.50%
Number of television markets for which the quantitative impairment test was performed	4
FCC Licenses Impairment Test Radio Stations [Member]
Impairment Testing Assumptions [Line Items]
Number of radio markets for which the qualitative assessment was performed	8
Discount rate	8.00%
Perpetual nominal growth rate	1.50%
Number of radio markets for which the quantitative impairment test was performed	18
Goodwill Impairment Test [Member]
Impairment Testing Assumptions [Line Items]
Number of reporting units for which the qualitative assessment was performed	5
Number of reporting units for which the first step of the goodwill impairment test was performed	2
Goodwill Impairment Test [Member] | CBS Interactive Reporting Unit [Member]
Impairment Testing Assumptions [Line Items]
Discount rate	9.50%
Perpetual nominal growth rate	3.00%
Goodwill Impairment Test [Member] | CBS Radio Reporting Unit [Member]
Impairment Testing Assumptions [Line Items]
Discount rate	8.00%
Perpetual nominal growth rate	1.50%